Shareholders' equity (deficiency) - Activity in stock options (Details)	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Number of options
Beginning balance	8,438,000	9,922,000
Granted	2,810,000	400,000
Exercised	(2,118,000)	(1,384,000)
Forfeited	(90,000)	(500,000)
Ending balance	9,040,000	8,438,000
Beginning balance	$ 0.37	$ 0.37
Exercise price ($)	4.23	0.51
Exercised	0.36	(0.22)
Forfeited	1.02	(0.70)
Ending balance	$ 1.57	$ 0.37